Accounts and Notes Receivable 10-K (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 05, 2012	Dec. 04, 2012	May 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Notes And Loans Receivable Gross Current	$ 4,700		$ 7,531
Past Due Days For Franchise Fee Revenue Not Recognized	60 days
Unearned income for franchise fees			1,200
Due for third-party gift card sales	1,300	2,200	1,300
Amounts due relating to insurance claims			1,200
Due from our distributor for purchases of lobster	900	1,100	700
Rebates Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Notes And Loans Receivable Gross Current	923		1,055
Amounts Due from Franchisees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Notes And Loans Receivable Gross Current	770		2,506
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Notes And Loans Receivable Gross Current	$ 3,007		$ 3,970